10. Earnings Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share

10. EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share of common stock for the years ended December 31, 2018 and 2017:

	Year ended December 31,
	2018	2017
Net loss attributable to common stockholders (basic)	$(1,613,299)	$(1,531,095)

Shares used to compute net loss per common share, basic and diluted	40,601,683	36,241,821

Net loss per share attributable to common stockholders, basic and diluted	$(0.04)	$(0.04)

Basic net loss per share is calculated by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted-average number of common shares and common share equivalents outstanding for the period. Common stock equivalents are only included when their effect is dilutive. The Company’s potentially dilutive securities which include stock options, convertible preferred stock and common stock warrants have been excluded from the computation of diluted net loss per share as they would be anti-dilutive. For all periods presented, there is no difference in the number of shares used to compute basic and diluted shares outstanding due to the Company’s net loss position.

The following outstanding common stock equivalents have been excluded from diluted net loss per common share for the years ended December 31, 2018 and 2017 because their inclusion would be ant-dilutive:

	December 31, 2018	December 31, 2017
Warrants to purchase common stock	384,615	–